SCHEDULE OF RECONCILIATION OF CHANGES IN INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 14,845,896
Balance at end of year	1,199,167		$ 14,845,896
Impairment of goodwill	13,899,728
Capitalized Software Development [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	9,170,823
Balance at end of year	373,936		9,170,823
Software Acquired [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	5,675,073
Balance at end of year	825,231		5,675,073
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	16,867,618		10,669,116
Effects of movements in foreign exchange rates	157,000		5,881
Disposals/adjustment			(60,378)
Additions	4,073,309		6,252,999
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(19,620,145)
Balance at end of year	1,320,939		16,867,618
Gross carrying amount [member] | Capitalized Software Development [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	10,367,531		5,169,073
Effects of movements in foreign exchange rates	3		5,893
Disposals/adjustment			(60,378)
Additions	3,173,309		5,252,943
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(13,120,089)
Balance at end of year	420,754		10,367,531
Gross carrying amount [member] | Software Acquired [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	6,500,087		5,500,043
Effects of movements in foreign exchange rates	154		(12)
Disposals/adjustment
Additions	900,000		1,000,056
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(6,500,056)
Balance at end of year	900,185		6,500,087
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	(2,021,722)
Balance at end of year	(121,772)		(2,021,722)
Accumulated depreciation, amortisation and impairment [member] | Capitalized Software Development [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	(1,196,708)
Balance at end of year	(46,818)		(1,196,708)
Accumulated depreciation, amortisation and impairment [member] | Software Acquired [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	(825,014)
Balance at end of year	(74,954)		(825,014)
Amortisation and Impairment [Member]
IfrsStatementLineItems [Line Items]
Effects of movements in foreign exchange rates	809
Charge for the year	(3,821,276)	[1]	(2,021,722)
Impairment of goodwill	5,720,417
Amortisation and Impairment [Member] | Capitalized Software Development [Member]
IfrsStatementLineItems [Line Items]
Effects of movements in foreign exchange rates	756
Charge for the year	(2,446,266)	[1]	(1,196,708)
Impairment of goodwill	3,595,400
Amortisation and Impairment [Member] | Software Acquired [Member]
IfrsStatementLineItems [Line Items]
Effects of movements in foreign exchange rates	53
Charge for the year	(1,375,010)	[1]	$ (825,014)
Impairment of goodwill	$ 2,125,017

[1]	Includes the service provider’s 1% entitled shares upon reaching the earn-out milestones, as previously described.